Unit-Based Compensation (Phantom Common Unit Awards) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	5 years
2012 Long Term Incentive Plan [Member] | Phantom common units [Member]
Nonvested, Number of Shares [Roll Forward]
Number of Phantom Common Units, beginning of period (in shares)	1,147,048.000	241,235
Granted (in shares)	966,337	993,134
Vested (in shares)	(1,240)
Forfeited (in shares)	(98,511)	(87,321)
Number of Phantom Common Units, end of period (in shares) (in dollars per share)	2,013,634.000	1,147,048.000
Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested at beginning of the period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 41.19	$ 45.50
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	26.95	40.63
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	36.98
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)	39.77	50.71
Non-vested at end of period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 34.43	$ 41.19
Share-based Compensation Award, Tranche One [Member] | Maximum [Member] | Director [Member] | 2012 Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years